Consolidated Balance Sheets (Parenthetical) $ in Thousands	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 € / shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 € / shares
Current Assets
Allowance for doubtful accounts receivable, current | $	$ 7,313		$ 6,898
Stockholders' Equity
Preferred shares, par value | € / shares		€ 0.01		€ 0.01
Preferred shares, shares authorized	100,000,000		100,000,000
Preferred shares, shares issued	0		0
Preferred shares, shares outstanding	0		0
Common Stock, Par or Stated Value Per Share | € / shares		€ 0.01		€ 0.01
Ordinary shares, shares authorized	100,000,000		100,000,000
Ordinary shares, shares issued	44,080,627		44,080,627
Common Stock, Shares, Outstanding	30,445,669		30,876,193
Treasury shares, shares	13,634,958		13,204,434